Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets - Financial investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents, financial investments, derivative financial instruments and other financial assets
Financial investments in local currency, fixed-income securities and funds		R$ 2,271,979	R$ 82,592
Financial investments in foreign currency, fixed-income securities and funds (a)	[1]	2,854,126	0
Derivative financial instruments and other financial assets at fair value (b)	[2]	833,986	1,162,283
Total financial investments and derivative financial instruments		5,960,091	1,244,875
Current		2,553,011	292,934
Non-current		R$ 3,407,080	R$ 951,941

[1]	Refers substantially to financial investments made by subsidiary Ultrapar International in Time Deposits.
[2]	Accumulated gains, net of withholding income tax (see Note 25.f).